SEMIANNUAL REPORT

                                                                   JUNE 30, 2001



MUTUAL EUROPEAN FUND



[FRANKLIN TEMPLETON INVESTMENTS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

--------------------------------------------------------------------------------
franklintempleton.com
[MOUSE GRAPHIC]

Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.
--------------------------------------------------------------------------------

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Mutual European Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds and convertible securities. The Fund normally will invest at least 65% of its assets in the securities of issuers organized under the laws of or whose principal business operations or at least 50% of whose revenue is earned from, European countries.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Mutual European Fund covers the period ended June 30, 2001. During the six months under review, the U.S. economy showed signs of weakness across most industrial sectors, and the Federal Reserve Board responded with a series of interest rate cuts. The domestic economy impacted Europe, where economies and equity markets provided mixed results with more pockets of weakness than strength, weighed down by technology stock declines and the euro's persistent weakness. Although the flagging euro helped sustain European export sales during early 2001, demand softened toward the end of the period, especially in

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.

CONTENTS



Shareholder Letter .......................................................     1

Performance Summary ......................................................     8

Financial Highlights &
Statement of Investments .................................................    10

Financial Statements .....................................................    22

Notes to Financial Statements ............................................    26

FUND CATEGORY

[PYRAMID GRAPHIC]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/01

U.K.                                                                12.4%
France                                                              10.9%
Sweden                                                               8.5%
Spain                                                                8.3%
U.S.                                                                 6.6%
Netherlands                                                          6.0%
Italy                                                                4.1%
Irish Republic                                                       4.1%
Finland                                                              3.7%
Norway                                                               3.1%
Other Countries                                                      7.6%
Fixed Income Securities                                              2.8%
Government Agencies & Other Net Assets                              21.9%

Germany, and the region faced prospects for stagflation, or inflation combined with stagnant consumer demand and relatively high unemployment, as commodity prices increased and the regional economy deteriorated.

Within this environment, Mutual European Fund - Class Z posted a 2.26% six-month cumulative total return for the period ended June 30, 2001, as shown in the Performance Summary beginning on page 8. This performance compares very favorably with the Fund's benchmark, the Morgan Stanley Capital International All Country (MSCI AC) Europe Index, which returned -16.90% during the same period.(1)

We attribute the Fund's relative outperformance to our unique, three-pronged investment approach, which has produced excellent, risk-adjusted, long-term returns. First, we invest in undervalued stocks trading at discounts to intrinsic value with an emphasis on shareholder activism. Second, many of our investment targets are in industries subject to consolidation and acquisition activity, and we seek out compelling arbitrage opportunities to capitalize on stock price differentials. Our third area of investment activity is in bankrupt, distressed or defaulted fixed income obligations. We have found many opportunities over the years in bankruptcy situations with favorable risk/reward characteristics, and we attempt to take little risk with substantial upside potential. In addition, we largely hedge currencies against price fluctuations, seeking to minimize the effects of weakening currencies.


1. Source: Standard & Poor's Micropal. The unmanaged MSCI AC Europe Index measures the total returns (gross dividends are reinvested) of equity securities in the developed and emerging markets in Europe. Securities included in the index are weighted according to their market capitalization (shares outstanding times price). One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

We purchased several undervalued stocks that appreciated during the period, and we avoided technology and other, former high-fliers. In addition, our cash position was larger than usual during the period. Among the holdings contributing positively to the Fund's performance were two Finnish companies, Fortum, an oil refiner and utility with new management, and Instrumentarium, a medical devices firm. British engineering company Charter and Spanish construction conglomerate ACS also benefited the Fund's performance during the six-month reporting period.

As in all periods, not all our holdings proved to be success stories; we did have a few weak performers. Shares of CIR, an Italian holding company, dropped in value as the company's media assets fell out of favor with investors. Also, the share price of Railtrack Group, Britain's largest railway infrastructure operator, fell sharply after two train accidents called into question the company's safety record and its ability to finance the huge capital spending necessary to maintain and enhance its physical plant.


  TOP 5 INDUSTRIES
  Based on Equity Securities
  6/30/01

                                                                       % of Total
                                                                       Net Assets
---------------------------------------------------------------------------------
Media                                                                        10.2%

Construction & Engineering                                                    9.2%

Diversified Financials                                                        9.2%

Banks                                                                         7.1%

Containers & Packaging                                                        4.5%

  TOP 10 HOLDINGS
  6/30/01

  COMPANY                                                       % OF TOTAL
  INDUSTRY, COUNTRY                                             NET ASSETS
  -------------------------------------------------------------------------
  Vinci SA                                                        2.6%
  Construction & Engineering,
  France

  Acciona SA                                                      2.4%
  Construction & Engineering,
  Spain

  Actividades de
  Construcciones y Servicios                                      2.4%
  Construction & Engineering,
  Spain

  Kinnevik AB, B                                                  2.3%
  Containers & Packaging,
  Sweden

  Vivendi Universal SA                                            2.3%
  Media, France

  Lagardere SCA                                                   2.2%
  Media, France

  Suez SA, Ord. & Strip                                           2.1%
  Multi-Utilities, France

  Gjensidige Norway
  Sparebank, 144A                                                 1.9%
  Banks, Norway

  Invik & Co. AB, B                                               1.8%
  Diversified Financials,
  Sweden

  Irish Life & Permanent PLC                                      1.5%
  Diversified Financials,
  Irish Republic

Looking forward, we will continue to search for undervalued investments as we seek to provide our shareholders with excellent long-term, low-risk returns. With our disciplined due diligence and our three-pronged approach to value combining undervalued stocks, bankruptcies, and mergers and acquisitions, we believe Mutual European Fund is well-positioned for the future. Although economic clouds seem to be on the horizon, we are focused on identifying compelling situations and remain optimistic about the Fund's prospects in the coming years.

In July 2001, we announced a realignment of the Mutual European Fund portfolio managers. Effective August 1, 2001, David Winters and Matthew Haynes assumed primary co-manager responsibility for investments in your Fund. David Winters will become President and Chief Investment Officer of the Fund's adviser and Peter Langerman will become Chairman of the Funds' Board in October after Michael Price steps down from that position. Although Michael has not been directly involved with the management of our fund portfolios over the last several years, he has been a guiding force in developing the way we invest here at Mutual Series. Biographies for David Winters and Matthew Haynes follow this report.

We thank you for your participation in Mutual European Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,




/s/ Robert L. Friedman
----------------------
Robert L. Friedman
Portfolio Manager


/s/ David J. Winters
-----------------------------------
David J. Winters
President, Chief Investment Officer
& Portfolio Manager

Mutual European Fund

August 10, 2001

The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

[PHOTO OF DAVID WINTERS]

David Winters is President and Chief Investment Officer of Franklin Mutual Advisers, LLC. He is also the portfolio manager of Mutual Discovery Fund and is a co-portfolio manager of Mutual Beacon and Mutual Shares Funds. He joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers, LLC) in 1988. Mr. Winters earned his bachelor's degree from Cornell University, Arts and Sciences. He is a Chartered Financial Analyst (CFA).


[PHOTO OF MATTHEW HAYNES]

Matthew Haynes is a co-portfolio manager of Mutual European and Mutual Beacon Funds. Prior to joining Mutual Series in 2001, Mr. Haynes was co-manager of two global equity mutual funds at Morgan Stanley Dean Witter Advisors in New York. Mr. Haynes received a Bachelor of Arts in finance from William Paterson College of New Jersey. He is a Chartered Financial Analyst (CFA) and a member of the Association for Investment Management and Research, the New York Society of Security Analysts and the International Society of Financial Analysts.

CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.


PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS Z                                 CHANGE      6/30/01      12/31/00
-------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.30       $15.82       $15.52
Distributions (1/1/01 - 6/30/01)
Dividend Income                        $0.0420
Long-Term Capital Gain                 $0.0088
                                       -------
     Total                             $0.0508


CLASS A                                 CHANGE       6/30/01      12/31/00
--------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.28        $15.64       $15.36
Distributions (1/1/01 - 6/30/01)
Dividend Income                        $0.0381
Long-Term Capital Gain                 $0.0088
                                       -------
     Total                             $0.0469


CLASS B                                 CHANGE        6/30/01      12/31/00
---------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.23         $15.42       $15.19
Distributions (1/1/01 - 6/30/01)
Dividend Income                        $0.0328
Long-Term Capital Gain                 $0.0088
                                       -------
     Total                             $0.0416


CLASS C                                  CHANGE       6/30/01       12/31/00
----------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.23       $15.60         $15.37
Distributions (1/1/01 - 6/30/01)
Dividend Income                         $0.0294
Long-Term Capital Gain                  $0.0088
                                        -------
     Total                              $0.0382

PERFORMANCE

                                                                        INCEPTION
CLASS Z                              6-MONTH     1-YEAR       3-YEAR     (7/3/96)
---------------------------------------------------------------------------------
Cumulative Total Return(1)              2.26%     7.43%       50.98%      154.04%

Average Annual Total Return(2)          2.26%     7.43%       14.72%       20.54%

Value of $10,000 Investment(3)       $10,226    $10,743      $15,098      $25,404


                                                                          INCEPTION
CLASS A                             6-MONTH        1-YEAR      3-YEAR     (11/1/96)
-----------------------------------------------------------------------------------
Cumulative Total Return(1)             2.06%         7.05%      48.88%     129.30%

Average Annual Total Return(2)        -3.82%         0.92%      11.96%      17.97%

Value of $10,000 Investment(3)       $9,618       $10,092     $14,033     $21,614


                                                                         INCEPTION
CLASS B                                            6-MONTH     1-YEAR     (1/1/99)
----------------------------------------------------------------------------------
Cumulative Total Return(1)                           1.79%       6.39%      67.44%

Average Annual Total Return(2)                      -2.21%       2.79%      22.13%

Value of $10,000 Investment(3)                     $9,779     $10,279     $16,444

                                                                          INCEPTION
CLASS C                             6-MONTH        1-YEAR       3-YEAR    (11/1/96)
-----------------------------------------------------------------------------------
Cumulative Total Return(1)             1.74%         6.40%        46.56%     123.71%

Average Annual Total Return(2)        -0.29%         4.46%        13.21%      18.59%

Value of $10,000 Investment(3)       $9,971       $10,446       $14,509     $22,146



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

MUTUAL EUROPEAN FUND
Financial Highlights

                                                                                   CLASS Z
                                                  -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2001    --------------------------------------------------------
                                                  (UNAUDITED)++     2000++      1999++       1998       1997++      1996+
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period..........        $15.52         $16.89      $12.54      $12.60      $11.39      $10.00
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................           .24            .35         .24         .31         .33         .06
 Net realized and unrealized gains............           .11           1.98        5.50         .33        2.28        1.40
                                                  -------------------------------------------------------------------------
Total from investment operations..............           .35           2.33        5.74         .64        2.61        1.46
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income........................          (.04)          (.54)       (.50)       (.34)       (.84)       (.05)
 Net realized gains...........................          (.01)         (3.16)       (.89)       (.36)       (.56)       (.02)
                                                  -------------------------------------------------------------------------
Total distributions...........................          (.05)         (3.70)      (1.39)       (.70)      (1.40)       (.07)
                                                  -------------------------------------------------------------------------
Net asset value, end of period................        $15.82         $15.52      $16.89      $12.54      $12.60      $11.39
                                                  =========================================================================
Total Return*.................................         2.26%         14.46%      46.81%       4.74%      23.16%      14.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).............      $572,805       $577,663    $524,109    $483,873    $546,780    $450,495
Ratios to average net assets:
 Expenses(a)..................................         1.20%**        1.03%       1.05%       1.05%       1.02%       1.09%**
 Expenses, excluding waiver and payments by
   affiliate(a)...............................         1.20%**        1.04%       1.09%       1.05%       1.05%       1.15%**
 Net investment income........................         3.05%**        1.93%       1.69%       2.02%       2.53%       1.87%**
Portfolio turnover rate.......................        24.19%        111.83%     127.05%      97.62%      98.12%      36.75%
(a)Excluding dividend expense on securities
 sold short, the ratios of expenses and
 expenses, excluding waiver and payments by
 affiliate to average net assets, would have
 been:
 Expenses.....................................         1.01%**        1.03%       1.04%       1.05%       1.02%       1.09%**
 Expenses, excluding waiver and payments by
 affiliate....................................         1.01%**        1.04%       1.08%       1.05%       1.05%       1.15%**

*Total return is not annualized.
**Annualized.
+For the period July 3, 1996 (commencement of operations) to December 31, 1996. ++Based on average weighted shares outstanding.
 10

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                   CLASS A
                                                    ----------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2001    -----------------------------------------------------
                                                    (UNAUDITED)++     2000++      1999++       1998      1997++     1996+
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period............        $15.36         $16.75      $12.47      $12.56     $11.38    $10.84
                                                    ----------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................           .21            .28         .19         .27        .24       .03
 Net realized and unrealized gains..............           .12           1.97        5.43         .29       2.31       .58
                                                    ----------------------------------------------------------------------
Total from investment operations................           .33           2.25        5.62         .56       2.55       .61
                                                    ----------------------------------------------------------------------
Less distributions from:
 Net investment income..........................          (.04)          (.48)       (.45)       (.29)      (.81)     (.05)
 Net realized gains.............................          (.01)         (3.16)       (.89)       (.36)      (.56)     (.02)
                                                    ----------------------------------------------------------------------
Total distributions.............................          (.05)         (3.64)      (1.34)       (.65)     (1.37)     (.07)
                                                    ----------------------------------------------------------------------
Net asset value, end of period..................        $15.64         $15.36      $16.75      $12.47     $12.56    $11.38
                                                    ======================================================================
Total Return*...................................         2.06%         14.07%      46.05%       4.15%     22.61%     5.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...............      $258,673       $223,831    $177,217    $170,486    $93,231    $9,200
Ratios to average net assets:
 Expenses(a)....................................         1.55%**        1.38%       1.40%       1.40%      1.37%     1.32%**
 Expenses, excluding waiver and payments by
   affiliate(a).................................         1.55%**        1.39%       1.44%       1.40%      1.39%     1.42%**
 Net investment income..........................         2.70%**        1.56%       1.36%       1.68%      1.84%     1.44%**
Portfolio turnover rate.........................        24.19%        111.83%     127.05%      97.62%     98.12%    36.75%
(a)Excluding dividend expense on securities sold
 short, the ratios of expenses and expenses,
 excluding waiver and payments by affiliate to
 average net assets would have been:
 Expenses.......................................         1.36%**        1.38%       1.39%       1.40%      1.37%     1.32%**
 Expenses, excluding waiver and payments by
 affiliate......................................         1.36%**        1.39%       1.43%       1.40%      1.39%     1.42%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                  CLASS B
                                                                -------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 2001      ------------------------
                                                                 (UNAUDITED)         2000           1999+
                                                                -------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................       $15.19            $16.66         $12.47
                                                                -------------------------------------------
Income from investment operations:
 Net investment income......................................          .16               .16            .01
 Net realized and unrealized gains..........................          .11              1.95           5.50
                                                                -------------------------------------------
Total from investment operations............................          .27              2.11           5.51
                                                                -------------------------------------------
Less distributions from:
 Net investment income......................................         (.03)             (.42)          (.43)
 Net realized gains.........................................         (.01)            (3.16)          (.89)
                                                                -------------------------------------------
Total distributions.........................................         (.04)            (3.58)         (1.32)
                                                                -------------------------------------------
Net asset value, end of period..............................       $15.42            $15.19         $16.66
                                                                ===========================================
Total Return*...............................................        1.79%            13.31%         45.17%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $10,651            $6,655         $1,039
Ratios to average net assets:
 Expenses(a)................................................        2.20%**           2.03%          2.05%
 Expenses, excluding waiver and payments by affiliate(a)....        2.20%**           2.04%          2.09%
 Net investment income......................................        2.15%**            .92%           .04%
Portfolio turnover rate.....................................       24.19%           111.83%        127.05%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets would have
 been:
 Expenses...................................................        2.01%**           2.03%          2.04%
 Expenses, excluding waiver and payments by affiliate.......        2.01%**           2.04%          2.08%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 12

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                    CLASS C
                                                     ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2001    ----------------------------------------------------
                                                     (UNAUDITED)++     2000++      1999++      1998      1997++     1996+
                                                     ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.............        $15.37         $16.75      $12.45     $12.52     $11.38    $10.84
                                                     ---------------------------------------------------------------------
Income from investment operations:
 Net investment income...........................           .16            .16         .10        .21        .13       .02
 Net realized and unrealized gains...............           .11           1.99        5.44        .31       2.33       .58
                                                     ---------------------------------------------------------------------
Total from investment operations.................           .27           2.15        5.54        .52       2.46       .60
                                                     ---------------------------------------------------------------------
Less distributions from:
 Net investment income...........................          (.03)          (.37)       (.35)      (.23)      (.76)     (.04)
 Net realized gains..............................          (.01)         (3.16)       (.89)      (.36)      (.56)     (.02)
                                                     ---------------------------------------------------------------------
Total distributions..............................          (.04)         (3.53)      (1.24)      (.59)     (1.32)     (.06)
                                                     ---------------------------------------------------------------------
Net asset value, end of period...................        $15.60         $15.37      $16.75     $12.45     $12.52    $11.38
                                                     =====================================================================
Total Return*....................................         1.74%         13.42%      45.40%      3.74%     21.79%     5.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)................      $131,669       $127,408    $103,987    $96,555    $49,174    $2,754
Ratios to average net assets:
 Expenses(a).....................................         2.19%**        2.02%       2.04%      2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by
   affiliate(a)..................................         2.19%**        2.03%       2.08%      2.05%      2.05%     2.04%**
 Net investment income...........................         2.05%**         .92%        .71%      1.00%      1.03%      .79%**
Portfolio turnover rate..........................        24.19%        111.83%     127.05%     97.62%     98.12%    36.75%
(a)Excluding dividend expense on securities sold
 short, the ratios of expenses and expenses,
 excluding waiver and payments by affiliate to
 average net assets would have been:
 Expenses........................................         2.00%**        2.02%       2.03%      2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by
 affiliate.......................................         2.00%**        2.03%       2.07%      2.05%      2.05%     2.04%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS 72.8%
AEROSPACE & DEFENSE 1.6%
European Aeronautic Defense & Space Co......................     Netherlands          265,597     $  4,890,275
*Finmeccanica SpA...........................................        Italy           7,498,450        6,804,827
Pergo AB....................................................        Sweden             86,550          500,916
Saab AB, B..................................................        Sweden            357,487        3,349,793
                                                                                                  ------------
                                                                                                    15,545,811
                                                                                                  ------------
AUTOMOBILES .6%
Henlys Group PLC............................................    United Kingdom      1,078,745        4,702,992
Polynorm NV.................................................     Netherlands           27,205        1,303,515
                                                                                                  ------------
                                                                                                     6,006,507
                                                                                                  ------------
AUTO COMPONENTS .8%
Finnveden Invest AB, B......................................        Sweden             92,005          655,044
Trelleborg AB, B............................................        Sweden            915,680        6,897,873
                                                                                                  ------------
                                                                                                     7,552,917
                                                                                                  ------------
BANKS 7.1%
Allied Irish Banks PLC......................................    Irish Republic         53,900          604,582
Anglo Irish Bank Corp. PLC..................................    Irish Republic      3,008,749       11,361,195
Banca Nazionale del Lavoro SpA..............................        Italy           3,749,600       11,744,580
*Banca Popolare Commercio E Industria.......................        Italy             438,985        4,741,887
Bank of Ireland.............................................    Irish Republic        542,375        5,372,004
*Dexia, strip VVPR..........................................       Belgium            201,000            1,702
DNB Holding ASA.............................................        Norway          2,615,800       11,347,644
Espirito Santo Financial Group SA, ADR......................       Portugal           241,775        4,400,305
Gjensidige Norway Sparebank, 144A...........................        Norway            635,461       18,071,723
Svenska Handelsbanken, A....................................        Sweden            136,290        1,946,937
                                                                                                  ------------
                                                                                                    69,592,559
                                                                                                  ------------
BEVERAGES 1.3%
Carlsberg AS, B.............................................       Denmark            140,485        5,878,836
Grolsch NV..................................................     Netherlands          194,770        3,577,936
South African Breweries PLC.................................    United Kingdom        394,400        3,011,830
                                                                                                  ------------
                                                                                                    12,468,602
                                                                                                  ------------
BUILDING PRODUCTS 2.0%
Cardo AB....................................................        Sweden            318,985        5,010,995
Uponor OYJ..................................................       Finland            981,214       14,287,065
                                                                                                  ------------
                                                                                                    19,298,060
                                                                                                  ------------
CHEMICALS 1.8%
Akzo Nobel NV...............................................     Netherlands           83,400        3,530,099
Givaudan AG.................................................     Switzerland            5,600        1,539,069

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
*Syngenta AG................................................     Switzerland          174,300     $  9,120,095
Yule Catto & Company PLC....................................    United Kingdom      1,329,067        3,570,047
                                                                                                  ------------
                                                                                                    17,759,310
                                                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES .8%
Kidde PLC...................................................    United Kingdom      5,212,080        5,973,962
Vedior NV...................................................     Netherlands          163,197        1,478,246
                                                                                                  ------------
                                                                                                     7,452,208
                                                                                                  ------------
CONSTRUCTION & ENGINEERING 9.2%
Acciona SA..................................................        Spain             629,528       23,448,688
Actividades de Construcciones y Servicios...................        Spain             842,145       23,340,834
Fomento de Construcciones y Contratas SA....................        Spain             702,884       13,388,040
Kingspan Group PLC..........................................    Irish Republic      1,375,245        4,691,762
Vinci SA....................................................        France            393,661       25,077,239
                                                                                                  ------------
                                                                                                    89,946,563
                                                                                                  ------------
CONSTRUCTION MATERIALS 2.1%
Buzzi Unicem SpA............................................        Italy             139,080        1,090,251
Cementos Portland SA........................................        Spain             140,440        3,388,336
Ciments Francais SA.........................................        France            113,977        4,964,248
Dyckerhoff AG...............................................       Germany            100,248        2,724,154
Italcementi SpA.............................................        Italy             722,765        5,653,533
Portland Valderrivas SA.....................................        Spain              58,989        1,283,379
RMC Group PLC...............................................    United Kingdom        123,900        1,193,591
                                                                                                  ------------
                                                                                                    20,297,492
                                                                                                  ------------
CONTAINERS & PACKAGING 4.5%
Huhtamaki OYJ...............................................       Finland            267,085        6,782,996
Jefferson Smurfit Group PLC.................................    United Kingdom      3,070,600        5,678,619
Kinnevik AB, B..............................................        Sweden          1,072,310       22,164,630
*Smurfit-Stone Container Corp...............................    United States         591,445        9,581,409
                                                                                                  ------------
                                                                                                    44,207,654
                                                                                                  ------------
DISTRIBUTORS .4%
Bure Equity AB..............................................        Sweden          1,220,935        3,566,788
                                                                                                  ------------
DIVERSIFIED FINANCIALS 9.2%
Almanij NV..................................................       Belgium            185,244        6,351,115
*Berkshire Hathaway Inc., A.................................    United States             203       14,088,200
Cir Cie Industriali Riunite SpA Torino......................        Italy           7,633,543        9,951,710
Invik & Co. AB, B...........................................        Sweden            253,217       17,958,405
Irish Life & Permanent PLC..................................    Irish Republic      1,261,705       14,523,466
Pargesa Holdings SA.........................................     Switzerland            3,499        7,981,251
Power Corp. of Canada.......................................        Canada            342,200        7,892,066

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED FINANCIALS (CONT.)
Power Financial Corp........................................        Canada            121,205     $  2,555,720
Van Der Moolen Holdings NV..................................     Netherlands          326,645        8,544,474
                                                                                                  ------------
                                                                                                    89,846,407
                                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
British Telecommunications PLC..............................    United Kingdom      1,606,527       10,099,254
                                                                                                  ------------
ELECTRIC UTILITIES .9%
Endesa SA...................................................        Spain             253,200        4,038,271
PG & E Corp.................................................    United States         437,085        4,895,352
                                                                                                  ------------
                                                                                                     8,933,623
                                                                                                  ------------
FOOD PRODUCTS 1.2%
Cadbury Schweppes PLC.......................................    United Kingdom        332,500        2,242,198
CSM NV......................................................     Netherlands          249,620        5,208,913
Greencore Group PLC.........................................    Irish Republic      1,481,485        3,198,072
Orkla ASA...................................................        Norway             55,400        1,002,865
                                                                                                  ------------
                                                                                                    11,652,048
                                                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES .9%
Instrumentarium Corp........................................       Finland            147,826        4,167,215
Radiometer AS, B............................................       Denmark            216,595        4,679,674
                                                                                                  ------------
                                                                                                     8,846,889
                                                                                                  ------------
HOTELS RESTAURANTS & LEISURE 1.9%
Bass PLC....................................................    United Kingdom        587,420        6,138,062
P & O Princess Cruises PLC..................................    United Kingdom      1,391,955        7,243,036
Thistle Hotels PLC..........................................    United Kingdom      2,933,840        5,240,032
                                                                                                  ------------
                                                                                                    18,621,130
                                                                                                  ------------
HOUSEHOLD DURABLES .5%
Forbo Holding AG............................................     Switzerland            3,835        1,627,920
Hunter Douglas NV...........................................     Netherlands           93,217        2,612,005
                                                                                                  ------------
                                                                                                     4,239,925
                                                                                                  ------------
MACHINERY 1.9%
Charter PLC.................................................    United Kingdom      1,917,650        6,135,423
Enodis PLC..................................................    United Kingdom      1,878,075        3,737,344
Morgan Crucible Co. PLC.....................................    United Kingdom        839,629        3,778,602
Spirax-Sarco Engineering PLC................................    United Kingdom        634,023        4,369,129
Wartsila OYJ, B.............................................       Finland             36,900          741,892
                                                                                                  ------------
                                                                                                    18,762,390
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MARINE 2.1%
Koninklijke Nedlloyd Groep NV...............................     Netherlands          680,217     $ 13,388,171
Peninsular & Oriental Steam Navigation Co...................    United Kingdom      1,812,755        6,781,324
                                                                                                  ------------
                                                                                                    20,169,495
                                                                                                  ------------
MEDIA 10.2%
Lagardere SCA...............................................        France            451,334       21,243,382
*Modern Times Group AB......................................        Sweden            581,667       13,091,762
NV Holdingsmig de Telegraaf.................................     Netherlands           78,695        1,398,999
Recoletos Campania Editorial SA.............................        Spain           1,098,272        5,438,969
*Sogecable SA...............................................        Spain             182,107        3,659,807
*Studio Canal...............................................        France            923,548        9,108,277
Trinity Mirror PLC..........................................    United Kingdom      1,771,770        9,879,712
United Business Media PLC...................................    United Kingdom        868,799        7,062,214
*USA Networks Inc...........................................    United States         226,485        6,384,612
Vivendi Universal SA........................................        France            378,390       22,054,358
                                                                                                  ------------
                                                                                                    99,322,092
                                                                                                  ------------
MULTI-UTILITIES 2.1%
Suez SA.....................................................        France            637,450       20,505,981
*Suez SA, strip VVPR........................................        France            305,045            2,582
                                                                                                  ------------
                                                                                                    20,508,563
                                                                                                  ------------
OFFICE ELECTRONICS .2%
Oce NV......................................................     Netherlands          150,996        1,585,032
                                                                                                  ------------
OIL & GAS 1.0%
Fortum Corp.................................................       Finland          2,326,625        9,847,981
                                                                                                  ------------
PAPER & FOREST PRODUCTS 1.7%
Boise Cascade Corp..........................................    United States         272,050        9,567,999
Mead Corp...................................................    United States         256,010        6,948,111
                                                                                                  ------------
                                                                                                    16,516,110
                                                                                                  ------------
REAL ESTATE 1.4%
*Canary Wharf Group PLC.....................................    United Kingdom        331,000        2,578,882
Fastighets AB Tornet........................................        Sweden            660,075        8,822,951
(R)*Security Capital European Realty........................      Luxembourg          127,500        1,990,913
                                                                                                  ------------
                                                                                                    13,392,746
                                                                                                  ------------
ROAD & RAIL .7%
FirstGroup PLC..............................................    United Kingdom        229,415        1,171,176
Railtrack Group PLC.........................................    United Kingdom      1,111,630        5,221,562
                                                                                                  ------------
                                                                                                     6,392,738
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
SPECIALTY RETAIL .8%
GIB Group SA................................................       Belgium            203,225     $  8,214,882
                                                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS 1.4%
Compania de Distribucion Intefral Logista SA................        Spain             200,001        2,361,877
Internatio-Muller NV........................................     Netherlands          470,895       10,822,927
                                                                                                  ------------
                                                                                                    13,184,804
                                                                                                  ------------
TRANSPORTATION INFRASTRUCTURE 1.5%
Associated British Ports Holdings PLC.......................    United Kingdom        662,630        3,981,502
Mersey Docks & Harbour Co...................................    United Kingdom      1,317,710       10,729,813
                                                                                                  ------------
                                                                                                    14,711,315
                                                                                                  ------------
TOTAL COMMON STOCKS (COST $652,210,404).....................                                       708,541,895
                                                                                                  ------------
PREFERRED STOCKS 2.2%
Finova Finance Trust, 5.50%, cvt., pfd. ....................    United States             720           24,210
Henkel KGAA, pfd. ..........................................       Germany             40,500        2,348,532
Dyckerhoff AG, pfd. ........................................       Germany            359,805        6,761,935
(R)White Mountains Insurance Group Inc., cvt., pfd. ........    United States          37,500       12,698,438
                                                                                                  ------------
TOTAL PREFERRED STOCKS (COST $16,618,655)...................                                        21,833,115
                                                                                                  ------------
                                                                                   PRINCIPAL
                                                                                   AMOUNT**
                                                                                  -----------
CORPORATE BONDS & NOTES .5%
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom        772,192GBP       521,267
  Participating Loan Note, 4/30/40..........................    United Kingdom        210,000GBP       126,994
Eurotunnel PLC.:
  12/31/25, Tier 3..........................................    United Kingdom        747,222GBP       725,091
  12/31/50, Resettable Advance R5...........................    United Kingdom      1,266,024GBP       681,031
  Stabilization Facility S8, Tier 1.........................    United Kingdom        569,673GBP       220,319
  Stabilization Facility S8, Tier 2.........................    United Kingdom        473,134GBP       159,694
Eurotunnel SA:
  7/07/02, Tier 3 (Pibor)...................................        France            120,890EUR        68,567
  12/31/25, Tier 3 (Libor)..................................        France          1,144,247EUR       649,001
  12/31/50, Resettable Advance R4...........................        France          2,313,699EUR       749,185
  Stabilization Advance S6, Tier 1 (Pibor)..................        France            173,435EUR        40,376
  Stabilization Advance S6, Tier 2 (Pibor)..................        France            567,794EUR       115,358
  Stabilization Advance S7, Tier 1 (Pibor)..................        France            382,922EUR        89,144
Sydsvenka Kemi AB, Debenture Bonds 6/09/11..................        Sweden         28,694,640SEK       738,104
                                                                                                  ------------
TOTAL CORPORATE BONDS & NOTES (COST $12,188,641)............                                         4,884,131
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY         AMOUNT**          VALUE
--------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION 2.3%
Edison International:
  zero cpn., 1/22/01........................................    United States     $   200,000     $    148,000
  6.875%, 9/15/04...........................................    United States         265,000          209,350
Finova Capital Corp.:
  FRN, 6.525%, 5/01/01......................................    United States         225,000          211,500
  FRN, 5.5675%, 8/14/01.....................................    United States         225,000          211,500
  5.875%, 10/05/01..........................................    United States         450,000          423,000
  6.11%, 2/18/03............................................    United States       3,210,000        3,017,400
  7.30%, 9/22/03............................................    United States       2,500,000        2,350,000
  6.125%, 3/15/04...........................................    United States         740,000          695,600
  7.25%, 11/08/04...........................................    United States       3,975,000        3,736,500
  6.71%, 11/07/05...........................................    United States         310,000          291,400
  7.25%, 7/12/06............................................    United States         679,000          638,260
  7.625%, 9/21/09...........................................    United States         500,000          470,000
PG & E Corp.:
  Commercial Paper, 1/18/01.................................    United States         175,000          120,750
  Commercial Paper, 1/30/01.................................    United States          90,000           62,100
  Commercial Paper, 2/16/01.................................    United States         265,000          182,850
  FRN, 144A, 7.575%, 10/31/01...............................    United States       3,612,000        2,636,760
  MTN, 5.94%, 10/07/03......................................    United States         220,000          160,600
  7.375%, 11/01/05..........................................    United States       4,335,000        3,164,550
Southern California Edison Co.:
  FRN, 6.5138%, 5/01/02.....................................    United States       1,130,000          841,850
  7.20%, 11/03/03...........................................    United States       4,621,000        3,442,645
  6.375%, 1/15/06...........................................    United States         130,000           89,050
                                                                                                  ------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $12,763,018)....                                        23,103,665
                                                                                                  ------------
GOVERNMENT AGENCIES 18.1%
Federal National Mortgage Association, 3.52% to 6.43%, with
  maturities to 6/14/02.....................................    United States      83,200,000       82,206,825
(a)Federal Home Loan Bank, 3.51% to 6.17%, with maturities
  to 1/18/02................................................    United States      73,294,000       72,989,388
Federal Home Loan Mortgage Corp., 4.58% to 6.32%, with
  maturities to 2/28/02.....................................    United States      21,000,000       20,704,590
                                                                                                  ------------
TOTAL GOVERNMENT AGENCIES (COST $175,307,054)...............                                       175,900,803
                                                                                                  ------------
TOTAL INVESTMENTS (COST $869,087,772), 95.9%................                                       934,263,609
SECURITIES SOLD SHORT (.2%).................................                                        (2,192,390)
NET EQUITY IN FORWARD CONTRACTS 1.8%........................                                        17,335,534
OTHER ASSETS, LESS LIABILITIES 2.5%.........................                                        24,390,898
                                                                                                  ------------
TOTAL NET ASSETS 100.0%.....................................                                      $973,797,651
                                                                                                  ============

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

SECURITIES SOLD SHORT (PROCEEDS $2,105,215)
ISSUER                                                             COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
Ericsson (LM) Telephone Co. ................................        Sweden            404,500     $  2,192,390
                                                                                                  ============


(b)SYNTHETIC EQUITY SWAPS (SES)                                                            VALUE AT      UNREALIZED
ISSUER                                                          COUNTRY        SHARES       6/30/01      GAIN/LOSS
-------------------------------------------------------------------------------------------------------------------
Assa Abloy AB, ses. 144.50.................................
                                                                 Sweden          1,125    $    16,071    $   (1,177)
Assa Abloy AB, ses. 146.50.................................
                                                                 Sweden          1,770         25,285        (1,527)
Assa Abloy AB, ses. 144.86.................................
                                                                 Sweden          2,790         39,856        (2,828)
Assa Abloy AB, ses. 123.607................................
                                                                 Sweden          6,127         87,526       (18,132)
Assa Abloy AB, ses. 131.736................................
                                                                 Sweden            975         13,928        (3,772)
Assa Abloy AB, ses. 140....................................
                                                                 Sweden          1,030         14,714        (1,502)
Assa Abloy AB, ses. 146.60.................................
                                                                 Sweden          1,420         20,285        (1,212)
Assa Abloy AB, ses. 150.07.................................
                                                                 Sweden         28,000        399,987       (15,080)
Assa Abloy AB, ses. 151.64.................................
                                                                 Sweden         37,200        531,411       (14,701)
Assa Abloy AB, ses. 155....................................
                                                                 Sweden        100,000      1,428,525        (8,695)
Assa Abloy AB, ses. 160.40.................................
                                                                 Sweden          4,303         61,469         1,762
Assa Abloy AB, ses. 161.32.................................
                                                                 Sweden          6,144         87,769         3,032
Assa Abloy AB, ses. 161.59.................................
                                                                 Sweden         20,491        292,719        10,635
Assa Abloy AB, ses. 163.05.................................
                                                                 Sweden         34,331        490,427        22,396
Assa Abloy AB, ses. 164.66.................................
                                                                 Sweden         57,000        814,260        45,545
Assa Abloy AB, ses. 169.50.................................
                                                                 Sweden          2,595         37,070         3,229
Ericsson (LM) Telephone Co., ses. 76.20....................
                                                                 Sweden        252,000      1,377,448       381,748
Ericsson (LM) Telephone Co., ses. 83.22....................
                                                                 Sweden         57,000        311,566       123,012
LVMH Moet Hennessy Louis Vuitton, ses. 65.97...............
                                                                 France         32,000      1,611,825       170,430
LVMH Moet Hennessy Louis Vuitton, ses. 66.76...............
                                                                 France          8,000        402,956        47,953
Nokia Corp., ses. 22.95....................................
                                                                Finland         10,200        231,153       (33,518)
Nokia Corp., ses. 26.90....................................
                                                                Finland         40,000        906,482         1,963
Nokia Corp., ses. 27.55....................................
                                                                Finland         65,500      1,484,364        39,426
Skandia Foersaekrings AB, ses. 105.5.......................
                                                                 Sweden        182,000      1,671,972        87,929
Skandia Foersaekrings AB, ses. 113.38......................
                                                                 Sweden         42,000        385,840        50,426
Skandia Foersaekrings AB, ses. 112.69......................
                                                                 Sweden        100,000        918,666       114,007
Skandia Foersaekrings AB, ses. 114.05......................
                                                                 Sweden         50,000        459,333        63,087
Skandia Foersaekrings AB, ses. 115.........................
                                                                 Sweden         25,000        229,666        33,709
Stmicroelectronics NV, ses. 58.00..........................
                                                                 France          9,000        312,376       128,577
Stmicroelectronics NV, ses. 59.55..........................
                                                                 France         22,000        763,585       342,500
Stmicroelectronics NV, ses. 70.05..........................
                                                                 France         35,000      1,214,794       854,937
Stmicroelectronics NV, ses. 70.40..........................
                                                                 France         17,500        607,397       432,701
Stmicroelectronics NV, ses. 51.75..........................
                                                                 France         21,000        728,877       188,771
Stmicroelectronics NV, ses. 47.98..........................
                                                                 France         55,000      1,908,962       318,794
Stmicroelectronics NV, ses. 57.35..........................
                                                                 France         28,500        989,190       390,867
Stmicroelectronics NV, ses. 61.82..........................
                                                                 France         34,000      1,180,086       594,765

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

(b)SYNTHETIC EQUITY SWAPS (SES) (CONT.)                                                    VALUE AT      UNREALIZED
ISSUER                                                          COUNTRY        SHARES       6/30/01      GAIN/LOSS
-------------------------------------------------------------------------------------------------------------------
Tele2 AB, ses. 382.42......................................
                                                                 Sweden         27,545    $   894,519    $   70,790
Tele2 AB, ses. 386.57......................................
                                                                 Sweden         22,380        726,787        66,017
Tele2 AB, ses. 390.96......................................
                                                                 Sweden         12,780        415,028        42,827
Vodafone Group PLC, ses. 1.984.............................
                                                             United Kingdom    700,000      1,550,502       397,596
                                                                                          -----------    ----------
TOTAL SYNTHETIC EQUITY SWAPS...............................                               $25,644,676    $4,927,287
                                                                                          ===========    ==========

CURRENCY ABBREVIATIONS:

EUR  -- European Unit
GBP -- British Pound
SEK  -- Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(a)See note 1(f) regarding securities segregated with broker for securities sold short.
(b)See note 1(d) regarding synthetic equity swaps.
(R)See note 7 regarding restricted securities.
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $869,087,772)....    $934,263,609
 Cash.......................................................      14,465,832
 Receivables:
  Investment securities sold................................       5,769,295
  Capital shares sold.......................................       1,921,314
  Dividends and interest....................................       1,419,961
 Unrealized gain on forward exchange contracts (Note 6).....      17,600,717
 Deposits with broker for securities sold short.............         270,320
 Due from broker-variation margin...........................       5,006,392
                                                                ------------
      Total assets..........................................     980,717,440
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       1,165,001
  Capital shares redeemed...................................       1,930,539
  To affiliates.............................................       1,182,343
 Securities sold short, at value (proceeds $2,105,215)......       2,192,390
 Unrealized loss on forward exchange contracts (Note 6).....         265,183
 Accrued expenses...........................................         184,333
                                                                ------------
      Total liabilities.....................................       6,919,789
                                                                ------------
Net assets, at value........................................    $973,797,651
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $  9,115,405
 Net unrealized appreciation................................      87,351,483
 Accumulated net realized gain..............................      35,446,287
 Capital shares.............................................     841,884,476
                                                                ------------
Net assets, at value........................................    $973,797,651
                                                                ============

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2001 (UNAUDITED)

CLASS Z
 Net asset value and maximum offering price per share
  ($572,805,048 / 36,201,704 shares outstanding)............         $15.82
                                                                ===========
CLASS A:
 Net asset value per share ($258,673,250 / 16,543,498 shares
  outstanding)..............................................         $15.64
                                                                ===========
 Maximum offering price per share ($15.64 / 94.25%).........         $16.59
                                                                ===========
CLASS B:
 Net asset value and maximum offering price per share
 ($10,650,332 / 690,752 shares outstanding)*................         $15.42
                                                                ===========
CLASS C:
 Net asset value per share ($131,669,021 / 8,438,362 shares
  outstanding)*.............................................         $15.60
                                                                ===========
 Maximum offering price per share ($15.60 / 99.00%).........         $15.76
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

Investment Income:
(net of foreign taxes of $1,826,862)
 Dividends..................................................    $ 13,988,691
 Interest...................................................       6,449,776
                                                                ------------
      Total investment income...............................                    $ 20,438,467
Expenses:
 Management fees (Note 3)...................................       3,848,299
 Administrative fees (Note 3)...............................         374,276
 Distribution fees (Note 3)
  Class A...................................................         439,718
  Class B...................................................          43,315
  Class C...................................................         637,341
 Transfer agent fees (Note 3)...............................         400,950
 Custodian fees.............................................          93,100
 Reports to shareholders....................................          37,150
 Registration and filing fees...............................         109,752
 Professional fees..........................................          11,900
 Directors' fees and expenses...............................           5,300
 Dividends for securities sold short........................         897,386
                                                                ------------
      Total expenses........................................                       6,898,487
                                                                                ------------
          Net investment income.............................                      13,539,980
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................      13,186,133
  Foreign currency transactions.............................       5,727,175
                                                                ------------
      Net realized gain.....................................                      18,913,308
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     (50,276,991)
  Translation of assets and liabilities denominated in
    foreign currencies......................................      39,402,283
                                                                ------------
      Net unrealized depreciation...........................                     (10,874,708)
                                                                                ------------
Net realized and unrealized gain............................                       8,038,600
                                                                                ------------
Net increase in net assets resulting from operations........                    $ 21,578,580
                                                                                ============

                       See Notes to Financial Statements.
 24

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 2000
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 13,539,980          $  15,769,876
  Net realized gain from investments and foreign currency
   transactions.............................................      18,913,308            244,984,957
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................     (10,874,708)          (138,221,637)
                                                                -------------------------------------
    Net increase in net assets resulting from operations....      21,578,580            122,533,196

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................      (1,527,376)           (17,468,041)
   Class A..................................................        (641,696)            (5,611,608)
   Class B..................................................         (22,256)               (83,442)
   Class C..................................................        (247,291)            (2,454,464)
  Net realized gains:
   Class Z..................................................        (308,670)          (102,770,076)
   Class A..................................................        (149,084)           (38,057,402)
   Class B..................................................          (5,971)              (981,983)
   Class C..................................................         (73,276)           (21,833,108)
                                                                -------------------------------------
 Total distributions to shareholders........................      (2,975,620)          (189,260,124)

 Capital share transactions (Note 2):
   Class Z..................................................     (16,422,935)            99,327,356
   Class A..................................................      29,838,267             57,703,112
   Class B..................................................       3,890,479              6,411,112
   Class C..................................................       2,331,633             32,490,645
                                                                -------------------------------------
 Total capital share transactions...........................      19,637,444            195,932,225

    Net increase in net assets..............................      38,240,404            129,205,297

Net assets:
 Beginning of period........................................     935,557,247            806,351,950
                                                                -------------------------------------
 End of period..............................................    $973,797,651          $ 935,557,247
                                                                =====================================

Undistributed net investment income included in net assets:
 End of period..............................................    $  9,115,405          $  (1,985,956)
                                                                =====================================

                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing at least 65% of its invested assets in stocks and corporate debt securities of European countries. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


c. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. SYNTHETIC EQUITY SWAPS:

Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the synthetic equity swaps and may realize a loss.

e. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

f. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

h. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

At June 30, 2001, there were 500 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, 100 million and 100 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................    6,337,812    $  99,158,533          11,986,025    $ 217,155,884
Shares issued on reinvestment of distributions.........       93,174        1,478,207           5,910,563       92,596,843
Shares redeemed........................................   (7,449,226)    (117,059,675)        (11,709,300)    (210,425,371)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (1,018,240)   $ (16,422,935)          6,187,288    $  99,327,356
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   23,024,960    $ 356,086,072          48,712,747    $ 866,902,418
Shares issued on reinvestment of distributions.........       43,797          686,303           2,602,331       40,300,516
Shares redeemed........................................  (21,096,369)    (326,934,108)        (47,324,829)    (849,499,822)
                                                         -----------------------------------------------------------------
Net increase...........................................    1,972,388    $  29,838,267           3,990,249    $  57,703,112
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS B SHARES:
Shares sold............................................      288,703    $   4,441,363             336,882    $   5,861,611
Shares issued on reinvestment of distributions.........        1,649           25,501              61,822          938,471
Shares redeemed........................................      (37,768)        (576,385)            (22,891)        (388,970)
                                                         -----------------------------------------------------------------
Net increase...........................................      252,584    $   3,890,479             375,813    $   6,411,112
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    2,928,285    $  45,230,416           6,579,310    $ 118,126,806
Shares issued on reinvestment of distributions.........       18,770          293,563           1,455,715       22,562,560
Shares redeemed........................................   (2,798,306)     (43,192,346)         (5,954,550)    (108,198,721)
                                                         -----------------------------------------------------------------
Net increase...........................................      148,749    $   2,331,633           2,080,475    $  32,490,645
                                                         =================================================================

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE      AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions on sales of those shares and received contingent deferred sales charges for the period of $85,119 and $100,352 respectively.

4. INCOME TAXES

At June 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $871,663,994 was as follows:

Unrealized appreciation.....................................  $100,744,698
Unrealized depreciation.....................................   (38,145,083)
                                                              ------------
Net unrealized appreciation.................................  $ 62,599,615
                                                              ============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At December 31, 2000, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2000 of $1,363,911 and $1,676,914, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (CONT.)

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001, aggregated $197,195,665 and $183,819,307, respectively.

6. FORWARD CURRENCY CONTRACTS

At June 30, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.


CONTRACTS                                                                               IN           SETTLEMENT         UNREALIZED
TO BUY                                                                             EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                 ------------------------------------------------
    22,063,600      Swedish Krona..........................................  U.S.  $  2,000,000        8/21/01    U.S.  $    25,447
       550,000      Canadian Dollars.......................................             360,495        8/31/01                1,512
                                                                                   ------------                         -----------
                                                                             U.S.  $  2,360,495                   U.S.  $    26,959
                                                                                   ============                         -----------
CONTRACTS TO SELL
------------------
     5,000,000      British Pounds.........................................  U.S.  $  7,040,875         7/6/01    U.S.  $    10,896
    80,365,627      Danish Krone...........................................           9,446,331        7/16/01              312,587
    63,188,072      British Pounds.........................................          89,538,919        7/18/01              735,210
    29,798,277      European Unit..........................................          25,528,530        7/25/01              315,296
     5,000,000      British Pounds.........................................           7,040,000        7/31/01               16,404
    72,570,445      Swedish Krona..........................................           7,444,047        7/31/01              779,762
   108,988,284      European Unit..........................................          99,423,776         8/1/01            7,217,106
    14,909,952      European Unit..........................................          12,950,411         8/2/01              336,451
   245,830,996      Norwegian Krone........................................          26,721,648        8/14/01              509,973
    67,132,373      European Unit..........................................          60,136,383        8/16/01            3,355,216
   582,294,447      Swedish Krona..........................................          56,262,828        8/21/01            2,807,980
    47,317,163      European Unit..........................................          40,233,583        9/24/01              236,280
     8,372,688      British Pounds.........................................          11,791,999        9/25/01               56,264
    39,508,838      European Unit..........................................          34,103,332       11/21/01              726,535
    11,820,733      Swiss Francs...........................................           6,643,478       12/13/01               45,372
    25,000,000      European Unit..........................................          21,225,000       12/27/01              112,426
                                                                                   ------------                         -----------
                                                                             U.S.  $515,531,140                          17,573,758
                                                                                   ============                         -----------
         Unrealized gain on forward exchange contracts.....................                                       U.S.  $17,600,717
                                                                                                                        -----------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS (CONT.)


CONTRACTS                                                                               IN           SETTLEMENT         UNREALIZED
TO BUY                                                                             EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                 ------------------------------------------------
    10,000,000      British Pounds.........................................  U.S.  $ 14,129,750        7/18/01    U.S.  $   (74,357)
                                                                                   ============                         -----------
CONTRACTS TO SELL
------------------
       123,084      British Pounds.........................................  U.S.  $    172,889        7/18/01    U.S.  $       (92)
     9,000,000      Canadian Dollars.......................................           5,820,722        7/31/01             (106,245)
     9,345,607      Norwegian Krone........................................             989,034        8/14/01               (7,439)
     5,195,045      Canadian Dollars.......................................           3,364,597        8/16/01              (55,648)
    15,320,000      South African Rand.....................................           1,888,956        8/21/01               (3,075)
     1,457,857      Canadian Dollars.......................................             946,062        8/31/01              (13,493)
     4,327,000      Swiss Francs...........................................           2,410,414       12/31/01               (4,834)
                                                                                   ------------                         -----------
                                                                             U.S.  $ 15,592,674                            (190,826)
                                                                                   ============                         -----------
         Unrealized loss on forward exchange contracts.....................                                                (265,183)
                                                                                                                        -----------
           Net unrealized gain on forward exchange contracts...............                                       U.S.  $17,335,534
                                                                                                                        ===========

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2001 are as follows:

NUMBER OF                                                                   ACQUISITION
 SHARES                                ISSUER                                  DATE           VALUE
 --------------------------------------------------------------------------------------------------
 127,500    Security Capital European Realty............................      4/08/98      $ 1,990,913
  37,500    White Mountains Insurance Group Inc., cvt., pfd. ...........      6/01/01       12,698,438
                                                                                           -----------
TOTAL RESTRICTED SECURITIES (COST $10,050,000) (1.51% OF NET ASSETS)....                   $14,689,351
                                                                                           ===========

[FRANKLIN TEMPLETON LOGO]

One Franklin Parkway
San Mateo, CA  94403-1906



SEMIANNUAL REPORT
MUTUAL EUROPEAN FUND

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS

Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual European Fund prospectus, which contains more complete information including risk factors, charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

478 S01 08/01                   [LOGO]    Printed on recycled paper